Exploration and Evaluation Assets (Tables)	12 Months Ended
Apr. 30, 2019
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Summary of Exploration and Evaluation assets

	AJC Properties	Creston Properties	Total
Acquisition costs:
Balance, April 30, 2017	$1,214	$2,001	$3,215
Property disposition	(970)	—	(970)
Recovery of disposal of E&E Asset	(128)	—	(128)
Effect of foreign exchange	(80)	—	(80)

Balance, April 30, 2018 & April 30, 2019	36	2,001	2,037

Exploration costs:
Balance, April 30, 2017	$1,712	$1,028	$2,740
Exploration cost	23	—	23
Drilling	18	—	18
Geological	31	13	44
Legal fees	—	15	15
Maintenance	62	274	336
Property disposition	(37)	—	(37)
Effect of foreign exchange	—	1	1

Balance, April 30, 2018	1,809	1,331	3,140
Geological	22	1	23
Recovery of property costs	(32)	0	(32)
Maintenance	121	273	394
Property disposition	(82)	0	(82)
Effect of foreign exchange	22	9	31

Balance, April 30, 2019	$1,860	$1,614	$3,474

Total Exploration and Evaluation Assets

Balance, April 30, 2018	$1,845	$3,332	$5,177

Balance, April 30, 2019	$1,896	$3,615	$5,511